Commitments and Contingencies (Rollforward of Accrued Litigation Provision Related to Alleged Copyright Infringement) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Litigation Provision [Roll Forward]
At beginning of year	$ 2,079,671	$ 2,077,753	$ 2,683,968
Current year additions (reversals)	(333,485)	141,912	(113,611)
Payments during the year	(93,154)	(139,994)	(492,604)
Balance at end of year	$ 1,653,032	$ 2,079,671	$ 2,077,753